Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2021
Investments in Associates.
Summary of investments in associates

7
		Investment			Investment
	Entity's share	Investment amount	Income	Entity's share	Investment amount	Income
	as of December 31,	as of December 31,	as of December 31,	as of December 31,	as of December 31,	as of December 31,
Entity	2021	2021	2021	2020	2020	2020
	%	MM$	MM$	%	MM$	MM$
Nexus S.A. (3)	14.8148%	—	468	14.9148%	1,278	(1,341)
Transbank S.A.(1)	8.7188%	7,399	(1,085)	8.7188%	5,871	(1,453)
Combanc S.A.(2)	9.8100%	670	260	—%	—	—
IMERC OTC S.A.(2)	8.6624%	1,083	70	—%	—	—
Totals	42.006%	9,152	(287)	23.6336%	7,149	(2,794)
(1)

On April 22, 2021, in the Extraordinary Shareholders’ Meeting of Transbank S.A was agreed to increase the capital by MCh$30,000. The Bank subscribed and paid 4,443,856 shares for an amount of MCh$872; as a result, it maintained its ownership percentage.

(2)

As of the second quarter of 2021, the Bank gained significant influence over Combanc S.A. and Imerc OTC S.A. Management concluded that, because of fact that the Bank can elect one of the members of the Board of Directors in each of these entities, in addition to other factors, such as significant transactions between the Bank and these entities, exchange of essential technical information with its investees and other factors, the Bank has significant influece in the financial and operating decision-making of these investees, but does not control them. Consequently, the equity method has been applied.

(3)

On November 30, 2021, a purchase sale agreement was executed over the total participation held over Operadora de Tarjeta de Crédito Nexus SA (“Nexus” here in), together with the rest of current shareholder of Nexus, in order to sell to Minsait 100% of the held, in December 2021 the CMF approved the transaction and it is still pending to be executed, therefore the investment was reclassified as assets "Available for sale" (see note 17)

Summarized financial information of associates

	As of December 31,				As of December 31,
	2021				2020
	Assets	Liabilities	Equity	Loss	Assets	Liabilities	Equity	Income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Nexus S.A	21,145	9,673	8,310	3,162	19,210	10,585	17,676	(9,051)
Transbank S.A	1,317,587	1,232,689	97,337	(12,439)	1,006,137	938,800	84,007	(16,670)
Combanc S.A.	7,569	931	6,246	392	—	—	—	—
IMERC OTC S.A.	35,641	23,023	12,247	371	—	—	—	—
Totals	1,381,942	1,266,316	124,140	(8,514)	1,025,347	949,385	101,683	(25,721)

Schedule of movements in investments in associates

	2021	2020
	MCh$	MCh$
Balances as of January 1,	7,149	9,605
Investment acquisition (3)(4)	106	338
Investments reclassified to held for sale (2)	(1,279)	—
Initial application of the equity method and participation in income (1)	2,304	(2,794)
Transbank capital	872	—
Totals	9,152	7,149
(1)	Refer to reference (2) within section a) "Associated entities" regarding to 2021.
(2)	Refer to reference (3) within section a) "Associated entities".
(3)	On January 22, 2020, Itaú Corpbanca acquired 79,577 shares in Nexus S.A., giving it an increase of 1.9148% in its interest ownership. With this transaction, the Bank's total interest increased to 14.8148%.
(4)	In November 2021, Itaú Corpbanca acquired 157 shares of Combanc S.A., giving it an increase of 1.63% in its interest ownership. With this transaction, the Bank's total interest increased to 9.81%.